3. Going Concern	12 Months Ended
Feb. 28, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 3- Going Concern

For the years ended February 28, 2021 and February 29, 2020 we incurred net losses of approximately $1,950 and $5,516 respectively. As of February 28, 2021, we had no cash on hand and current liabilities of $12,205. As of February 29, 2020, we had no cash on hand and current liabilities of $10,255. These losses combined with our current liabilities cast significant doubt on the company’s ability to operate under the going concern. The Company is filing a Registration Statement; Form-10 and will become effective 60 days post filing. Management believes that this plan provides an opportunity for the Company to continue as a going concern. The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with loans from directors and/or private placement of common stock. The failure to achieve the necessary levels of profitability or obtaining additional funding would be detrimental to the Company.